Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The income tax provision consisted of the following:

	2016	2015	2014

Current income tax expense	$(776,109)	$2,876,710	$1,784,278
Deferred taxation	(26,518)	852,528	822,200

	$(802,627)	$3,729,238	$2,606,478

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:

	2016	2015	2014
Income (loss) before income taxes	$(7,558,230)	$5,135,757	$9,434,787
Income tax computed at statutory EIT rate (25%)	-	1,283,939	2,358,696
Effect of different tax rates available to different jurisdictions	-	123,830	23,964
Non-deductible expenses	6,755,603	1,976,633	25,773
Change in valuation allowance and others	-	344,836	198,046

Income tax expenses	$(802,627)	$3,729,238	$2,606,479

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of June 30, 2016 and 2015 are presented below:

	2016	2015
Deferred tax assets (liabilities)
Current portion:
Operating loss carryforward	$207,868	$207,868
Accrued receivable	3,861,729	525,720
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(4,045,684)	1,948,948

Net deferred tax (liabilities) assets	$23,913	$(1,215,360)